Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Chanson International Holding
Trading Symbol	CHSN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001825349
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41663
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 26 Culture Road
Entity Address, Address Line Two	Tianshan District
Entity Address, City or Town	Urumqi
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 26 Culture Road
Entity Address, Address Line Two	Tianshan District
Entity Address, City or Town	Urumqi
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	0991-2302709
Contact Personnel Name	Jihong Cai
Contact Personnel Email Address	jihong.cai@chansoninternational.com
Entity Address, Postal Zip Code	000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,485,319
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	5,940,000